Consolidated Statements of Stockholders' Equity - USD ($)		Total	Common Stock		Additional paid-in Capital		Accumulated deficit development stage	Accumulated other comprehensive income
Balance at Oct. 12, 2010
Balance, Shares at Oct. 12, 2010
Common shares issued - Founder for property and equipment		3,100	$ 93,000		93,000		(182,900)
Common shares issued - Founder for property and equipment, shares			93,000,000
Additional paid in capital by founder		169					169
Net Loss		(21)					(21)
Balance at Dec. 31, 2010		3,248	$ 93,000		93,000		(182,752)
Balance, Shares at Dec. 31, 2010			93,000,000
Balance at Oct. 12, 2010
Balance, Shares at Oct. 12, 2010
Net Loss		(11,174,812)
Foreign currency translation adjustments		114,659
Balance at Sep. 30, 2015		5,505,091	$ 107,334	[1]	16,457,910	[1]	(11,174,812)	114,659
Balance, Shares at Sep. 30, 2015	[1]		107,333,472
Balance at Dec. 31, 2010		3,248	$ 93,000		93,000		(182,752)
Balance, Shares at Dec. 31, 2010			93,000,000
Additional paid in capital by founder		2,146					2,146
Issue of common stock		41,000	$ 6,150		6,150		28,700
Issue of common stock, shares			6,150,000
Net Loss		(12,606)					(12,606)
Balance at Dec. 31, 2011		33,788	$ 99,150		99,150		(164,512)
Balance, Shares at Dec. 31, 2011			99,150,000
Net Loss		(33,572)					(33,572)
Balance at Dec. 31, 2012		216	$ 99,150	[1]	99,150		(198,084)
Balance, Shares at Dec. 31, 2012	[1]		99,150,000
Additional paid in capital by founder		2,950		[1]			2,950
Net Loss		(14,690)		[1]			(14,690)
Balance at Sep. 30, 2013		(11,524)	$ 99,150	[1]	99,150	[1]	(209,824)
Balance, Shares at Sep. 30, 2013	[1]		99,150,000
Inclusion of Moyi (See Note 1)		162,914		[1]	162,914	[1]
Net Loss		(4,791,342)		[1]		[1]	(4,791,342)
Foreign currency translation adjustments		52,929		[1]		[1]		52,929
Balance at Sep. 30, 2014		(4,587,023)	$ 99,150	[1]	262,064	[1]	(5,001,166)	52,929
Balance, Shares at Sep. 30, 2014	[1]		99,150,000
Issue of common stock		16,366,944	$ 8,184	[1]	16,358,760	[1]
Issue of common stock, shares	[1]		8,183,472
Inclusion of Moyi (See Note 1)		(162,914)		[1]	(162,914)	[1]
Net Loss		(6,173,646)		[1]		[1]	(6,173,646)
Foreign currency translation adjustments		61,730		[1]		[1]		61,730
Balance at Sep. 30, 2015		5,505,091	$ 107,334	[1]	$ 16,457,910	[1]	$ (11,174,812)	$ 114,659
Balance, Shares at Sep. 30, 2015	[1]		107,333,472
Net Loss		(9,382,343)
Foreign currency translation adjustments		139,556
Balance at Jun. 30, 2016		$ 4,452,325

[1]	*The number of shares of common stock has been retroactively restated to reflect the 60-for-1 forward stock split effected on December 13, 2013 and 1 for 2 reserve stock split on June 20, 2016.